SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares
SHARE CAPITAL
Options, outstanding, beginning | shares	45,140,000	45,820,000	45,820,000
Options, granted | shares	16,010,000	12,190,000	12,190,000
Options, exercised | shares		(2,287,500)	(2,287,500)
Options, expired	(13,146,250)	(7,820,000)	(7,820,000)
Options, forfeited | shares	(1,631,250)	(2,762,500)	(2,762,500)
Options, outstanding, ending | shares	46,372,500	45,140,000	45,140,000
Weighted average exercise price, outstanding, beginning | (per share)	$ 0.44		$ 0.53
Weighted average exercise price, granted | $ / shares	0.26	$ 0.23
Weighted average exercise price, exercised | $ / shares	0	0.25
Weighted average exercise price, expired | $ / shares	0.63	0.75
Weighted average exercise price, forfeited | $ / shares	0.31	0.39
Weighted average exercise price, outstanding, ending | $ / shares	$ 0.37	$ 0.44